Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (314,521)	$ (69,559)	$ (5,131)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	33,045	50,224	46,937
Amortization of fair value of above market acquired time charters (Note 6)	6,369	2,366	0
Amortization of fair value of below market acquired time charters (Note 6)	0	(179)	(1,360)
Amortization of deferred finance charges	502	329	329
Loss on debt extinguishment	0	307	0
Gain on time charter agreement termination (Note 6)	0	(273)	0
Vessel's impairment loss (Note 18)	303,219	62,020	34,692
Loss on sale of vessel (Note 5)	3,190	0	0
Stock-based compensation (Note 12)	1,546	1,362	6,511
Change in fair value of derivatives (Note 18)	(82)	82	282
Other non-cash charges	67	31	5
Bad debt expense (Note 16)	0	3,139	2,131
Gain from insurance claim	(812)	(260)	0
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	153	(153)	5,753
Trade accounts receivable	(1,207)	(3,249)	(1,334)
Inventories	254	(2,773)	(112)
Accrued income	0	397	(397)
Prepaid expenses and other receivables	(8,581)	(957)	(326)
Due from related parties	(147)	0	2,507
Due from managers	(11)	5	72
Accounts payable	(237)	5,268	(744)
Due to related parties	(174)	(167)	267
Accrued liabilities	(719)	2,005	(427)
Due to managers	(48)	(7)	55
Deferred revenue	(2,807)	646	(1,761)
Net cash provided by Operating Activities	18,999	50,604	87,949
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(91)	(96,388)	(87,563)
Cash paid for above market acquired time charters	0	(23,065)	0
Cash proceeds from vessel sale	7,962	0	20,342
Insurance proceeds	6,983	1,076	120
Decrease in restricted cash	10,829	17,750	7,600
Increase in restricted cash	(195)	(21,710)	(650)
Net cash (used in) / provided by Investing Activities	25,488	(122,337)	(60,151)
Cash Flows from Financing Activities:
Proceeds from bank loans	0	162,775	26,000
Loan repayment	(42,026)	(101,464)	(68,421)
Financing fees paid	(91)	(1,488)	(310)
Proceeds from issuance of common stock	0	28,786	0
Offering expenses paid related to the issuance of common stock	0	(237)	0
Repurchase of common shares	(861)	0	0
Cash dividend	(3,631)	(14,391)	(12,385)
Net cash (used in) / provided by Financing Activities	(46,609)	73,981	(55,116)
Net (decrease) / increase in cash and cash equivalents	(2,122)	2,248	(27,318)
Cash and cash equivalents at beginning of year	15,072	12,824	40,142
Cash and cash equivalents at end of year	12,950	15,072	12,824
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 7,612	$ 3,893	$ 5,489